Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 8. EMPLOYEE BENEFIT PLANS

The Bancorp has a non-contributory pension plan covering all employees who qualify under length of service and other requirements. The plan calls for benefits to be paid to eligible employees at retirement based primarily upon years of service and average earnings for the five consecutive plan years which produce the highest average. Data relative to the pension plan as of December 31, 2011, 2010 and 2009 follows (in thousands):

	September 30,	September 30,	September 30,
	December 31,
	2011	2010	2009
Reconciliation of benefit obligation:
Projected benefit obligation at beginning of period	$11,794	10,660	9,662
Service cost	382	405	320
Interest cost	598	601	587
Actuarial loss	2,932	519	439
Distributions	(466)	(391)	(348)

Projected benefit obligation at end of period	15,240	11,794	10,660

Reconciliation of plan assets:
Fair value of plan assets at beginning of period	9,337	8,753	7,830
Actual return on plan assets	528	1,082	1,355
Employer Contributions	582	—	—
Benefit payments	(466)	(391)	(348)
Expenses	(116)	(107)	(84)

Fair value of plan assets at end of period	9,865	9,337	8,753

Funded status, included in other liabilities	$(5,375)	(2,457)	(1,907)

Amounts recognized in accumulated other comprehensive income:
Net loss	$6,882	3,896	3,965

Net periodic pension expense:
Service cost	$382	406	320
Interest cost	598	601	587
Actual gain on plan assets	(725)	(660)	(549)
Amortization of loss	258	272	336

Net periodic pension cost	$513	619	694

The accumulated benefit obligation for the defined benefit plan was $13,868,551 and $11,072,217 at December 31, 2011 and 2010, respectively.

	September 30,	September 30,	September 30,
	2011	2010	2009
Rate assumptions:
Discount rate	4.15%	5.19%	5.77%
Long term rate of investment return	7.75%	7.75%	7.75%
Rate of compensation increase	4.00%	4.00%	4.00%

The investment portfolio objective is to seek a balance of investment risk and return by investing in fixed income and equities using tactical asset allocation. In addition, the portfolio seeks to meet current beneficiary liabilities while at the same time grow the principal of the portfolio through price appreciation, dividend income and interest income. The Bancorp’s Pension Plan Investment Committee, in establishing these objectives, acknowledges that any investment other than cash entails a risk of loss of principal value, but expects the evaluation of the risk to the potential return to be a significant factor in the selection of the investment assets. The Bancorp’s asset allocation targets are 30% fixed income and 70% equity, with no more than 15% of the total equity investment concentrated in international investments.

The fair values of the Bancorp’s pension plan assets at December 31, 2011 and 2010 by asset category are as follows:

	September 30,	September 30,	September 30,	September 30,
	Total	Level 1	Level 2	Level 3
December 31, 2011:
Asset category:
Cash and cash equivalents	$465,328	465,328	—	—
Equity securities:
US Companies	3,719,471	3,719,471	—	—
International companies	170,823	170,823	—	—
Fixed income securities:
US Government securities	77,560	—	77,560	—
Corporate bonds	50,670	—	50,670	—
Mutual funds	5,381,602	5,381,602	—	—

Total pension plan assets	$9,865,454	9,737,224	128,230	—

	September 30,	September 30,	September 30,	September 30,
	Total	Level 1	Level 2	Level 3
December 31, 2010:
Asset category:
Cash and cash equivalents	$161,320	161,320	—	—
Equity securities:
US Companies	3,709,080	3,550,897	158,183	—
International companies	110,115	110,115	—	—
Fixed income securities:
US Government securities	61,534	—	61,534	—
Corporate bonds	95,087	—	95,087	—
Mutual funds	5,200,324	5,200,324	—	—

Total pension plan assets	$9,337,460	9,022,656	314,804	—

On the basis of the actuarial valuation, it has been determined that a contribution in the amount of $809,807 is required for the plan year ending December 31, 2011.

The following benefit payments which reflect expected future service, as appropriate, are expected to be paid:

September 30,
2012	$554,005
2013	661,209
2014	695,340
2015	710,544
2016	884,340
2017-2021	5,268,761

The Bancorp also has a 401(k) retirement plan which covers all employees who have completed one year of service of 1,000 hours or more and have attained the age of 21. The employees may voluntarily contribute up to 20% of their wages to the plan on a tax-deferred basis subject to IRS limitations. The Bancorp contributes a matching fifty percent (50%) of the first six percent (6%) of employee contributions. The Bancorp’s contributions to the plan were $119,389, $126,699 and $122,635 for the years ended December 31, 2011, 2010 and 2009, respectively.